Finance income, net (Tables)	12 Months Ended
Mar. 31, 2026
Finance expense income [Abstract]
Finance income, net
Finance income, net consists of the following:

	For the Year Ended March 31,
	2026		2025		2024
Interest income	Rs.	3,726	Rs.	2,677	Rs.	2,278
Fair value changes and profit on sale of financial instruments measured at FVTPL, net		2,359		3,554		3,149
Foreign exchange gain/(loss), net		1,785		1,322		278
Finance income (A)	Rs.	7,870	Rs.	7,553	Rs.	5,705
Interest expense		(3,738)		(2,829)		(1,711)
Finance expense (B)	Rs.	(3,738)	Rs.	(2,829)	Rs.	(1,711)
Finance income, net [(A)+(B)]	Rs.	4,132	Rs.	4,724	Rs.	3,994